Cover	6 Months Ended
Jun. 30, 2021
Cover [Abstract]
Document Type	POS AM
Amendment Flag	true
Amendment Description	Airspan Networks Holdings Inc. (“Airspan”, the “registrant”, “we” or “our”) hereby amends its Registration Statement on Form S-4 (File No. 333-256137) (the “Form S-4”) by filing this Post–Effective Amendment No. 1 on Form S–1 to Form S-4 (this “Form S-1”) containing an updated prospectus relating to the offer and sale of 9,000,000 shares (the “Warrant Shares”) of the registrant’s common stock, par value $0.0001 per share, issuable upon the exercise of 9,000,000 outstanding Post-Combination Warrants (as defined below). The Warrant Shares were initially registered by the registrant on the Form S-4, which became effective on July 23, 2021, but will be subject to issuance pursuant to this Form S-1.
Entity Registrant Name	AIRSPAN NETWORKS HOLDINGS INC.
Entity Central Index Key	0001823882
Entity Tax Identification Number	85-2642786
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	777 Yamato Road
Entity Address, Address Line Two	Suite 310
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33431
City Area Code	561
Local Phone Number	893-8670
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false